UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2015

SMALLCAP World Fund seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–0.10%	9.80%	8.34%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.07% for Class A shares as of the prospectus dated December 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

A strong showing from U.S. equities and continued economic improvement both here and in certain overseas markets helped SMALLCAP World Fund post strong absolute returns in the first half of its current fiscal year.

For the six-month period ended March 31, 2015, the fund posted a total return of 8.38%. This figure includes the reinvestment of a one-time capital gain payment, made on December 26, 2014, of $4.75 a share.

By way of comparison, the MSCI All Country World Small Cap Index — an unmanaged index of global small-cap equities that does not include fees or expenses — returned 6.22%, while the fund’s peer group, as represented by the Lipper Global Small-/Mid-Cap Funds Average, gained 3.83%.

We are gratified by these short-term results, but remain focused on long-term investing on behalf of our shareholders, and note that the fund maintains its advantage over its benchmark and peer group over longer periods of time, as seen in the table below.

Results at a glance

For periods ended March 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/30/90)
SMALLCAP World Fund (Class A shares)	8.38%	6.01%	11.12%	8.98%	9.86%
MSCI All Country World Small Cap Index*	6.22	3.23	11.00	8.61	n/a
Lipper Global Small-/Mid-Cap Funds Average	3.83	0.46	9.65	7.41	9.50

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The market index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.

SMALLCAP World Fund	1

Market overview

Over the first six months of SMALLCAP’s fiscal year, the U.S. equity markets continued to climb higher, though not without volatility. The economy, while perhaps lackluster compared to previous recoveries, is still providing growth and opportunities.

The economic picture is more muddled overseas, and this has been reflected in equity markets. The divergence in health among European stock markets remains wide — some have made strong gains, others lag considerably. The strong U.S. dollar further served to weaken returns for some European-listed equities, along with international companies focused on exports to the U.S.

In all of this, the U.S. Federal Reserve has intimated it may raise rates sometime this year. There are numerous theories as to how this will affect both domestic and overseas equities, and the portfolio managers within the fund have multiple viewpoints on the matter.

The fund’s holdings

The fund’s U.S. holdings, at roughly 49% of the fund as of March 31, were underweight compared to the MSCI All Country World Small Cap Index, though the fund’s return from its American holdings outpaced that of the index. This, we believe, is reflective of our bottom-up philosophy. The fund also saw strong returns from equities in Belgium, Denmark, Japan and Thailand, while equities from Brazil, Greece, Mexico and Russia hampered returns during the period.

Where are SMALLCAP’s holdings located?

As of March 31, 2015		Percent of net assets
▀	United States	48.9%
▀	Asia & Pacific Basin	21.9
▀	Europe	19.7
▀	Other (including Canada & Latin America)	4.8
▀	Short-term securities & other assets less liabilities	4.7

As of September 30, 2014		Percent of net assets
▀	United States	46.0%
▀	Asia & Pacific Basin	21.9
▀	Europe	18.5
▀	Other (including Canada & Latin America)	5.1
▀	Short-term securities & other assets less liabilities	8.5

2	SMALLCAP World Fund

Among sectors, health care stocks provided strong returns, particularly those in the biotech area. Consumer discretionary shares, particularly Netflix and zulily, weighed on relative returns.

The fund held 4.7% of its total holdings in cash as of March 31. While this can detract from total returns in strong equity markets, we feel having cash on hand can provide the capital necessary to take advantage of investment opportunities on behalf of our shareholders. Each portfolio manager has the leeway to determine how much cash he or she wishes to have on hand.

Looking ahead

While we are aware of the many varying views as to the effect of rising interest rates, we nonetheless believe the U.S. economy has room to continue growing over the coming quarters. The Federal Reserve remains accommodative, even with the potential of a handful of modest interest rate hikes through the rest of 2015.

Overseas, questions remain regarding the economic health of China and other emerging markets, along with continued concern about several smaller European markets. With that said, we continue to find interesting potential investments among the thousands of listed small companies around the world. Our mission is to find those opportunities we believe will deliver robust returns over the long term — everything from a fast-growing retailer in Taiwan to a California biotechnology company to a British industrial company with very high profitability. We will continue to work hard to uncover these potential investments for the fund’s shareholders.

We thank you for your continued faith and trust, and look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles Vice Chairman of the Board	Gregory W. Wendt President

May 12, 2015

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	48.90%
United Kingdom	10.00
Euro zone*	6.06
India	4.81
Japan	4.63
China	2.81
Canada	2.55
Hong Kong	2.48
Taiwan	1.54
Other countries	11.52
Short-term securities & other assets less liabilities	4.70
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

Common stocks 94.56%	Shares	Value (000)
Health care 18.85%
Incyte Corp.[1]	4,367,600	$400,334
Endo International PLC[1]	2,900,518	260,176
Endo International PLC (CAD denominated)[1]	100,000	9,005
bluebird bio, Inc.[1,2]	2,091,565	252,598
Molina Healthcare, Inc.[1,2]	3,488,100	234,714
Synageva BioPharma Corp.[1,2]	2,179,974	212,613
Centene Corp.[1]	2,970,000	209,949
Myriad Genetics, Inc.[1,2]	5,780,656	204,635
BioMarin Pharmaceutical Inc.[1]	1,296,500	161,570
Hikma Pharmaceuticals PLC[3]	4,840,153	152,483
EXACT Sciences Corp.[1,2]	6,605,000	145,442
GW Pharmaceuticals PLC (ADR)[1,2]	1,565,700	142,682
Kite Pharma, Inc.[1]	1,546,200	89,185
Kite Pharma, Inc.[1,4]	481,446	27,770
Brookdale Senior Living Inc.[1]	3,046,750	115,045
athenahealth, Inc.[1]	929,371	110,958
Juno Therapeutics, Inc.[1,3,5]	2,132,501	109,360

4	SMALLCAP World Fund

	Shares	Value (000)
Spire Healthcare Group PLC[1,3]	17,738,990	$98,331
Sysmex Corp.[3]	1,698,000	94,381
Zeltiq Aesthetics, Inc.[1,2]	3,002,044	92,553
Other securities		1,996,852
		5,120,636

Consumer discretionary 18.48%
Netflix, Inc.[1]	812,043	338,370
Domino’s Pizza, Inc.[2]	3,125,769	314,296
Lions Gate Entertainment Corp.[2]	6,996,000	237,304
Paddy Power PLC[3]	2,229,500	191,095
Ted Baker PLC[2,3]	3,154,993	116,931
Dollarama Inc.	2,078,000	116,160
John Wiley & Sons, Inc., Class A	1,740,530	106,416
Mr Price Group Ltd.[3]	4,926,826	105,372
Melco International Development Ltd.[3]	59,147,000	99,837
Other securities		3,392,264
		5,018,045

Industrials 13.38%
AA PLC[1,2,3]	43,792,318	261,265
Moog Inc., Class A1	2,572,800	193,089
Hoshizaki Electric Co., Ltd.[3]	2,780,700	181,316
ITT Corp.	3,508,121	140,009
Loomis AB, Class B3	3,690,452	113,050
Northgate PLC[2,3]	10,626,805	93,170
Spirax-Sarco Engineering PLC[3]	1,781,000	89,966
MonotaRO Co., Ltd.[3]	2,460,600	89,339
Other securities		2,472,762
		3,633,966

Information technology 13.13%
Qorvo, Inc.[1]	3,884,370	309,584
AAC Technologies Holdings Inc.[3]	29,127,750	179,204
Kakaku.com, Inc.[3]	9,426,000	156,354
Demandware, Inc.[1,2]	2,486,056	151,401
Palo Alto Networks, Inc.[1]	1,014,350	148,176
Zynga Inc., Class A1	47,635,000	135,760
Finisar Corp.[1,2]	5,318,000	113,486
Topcon Corp.[3]	4,063,110	99,691
Hamamatsu Photonics KK3	3,083,200	93,318
Halma PLC[3]	8,614,967	89,216
Other securities		2,088,878
		3,565,068

Financials 10.25%
SVB Financial Group[1]	1,305,700	165,876
Umpqua Holdings Corp.	6,904,541	118,620
Validus Holdings, Ltd.	2,813,000	118,427
Financial Engines, Inc.	2,520,930	105,450
ING Vysya Bank Ltd.[3]	7,018,649	104,885
GT Capital Holdings, Inc.[3]	3,485,200	104,101
Kotak Mahindra Bank Ltd.[3]	4,940,000	103,528

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Haversham Holdings PLC[1,2,3]	42,870,000	$101,749
PacWest Bancorp	1,942,149	91,067
Other securities		1,771,085
		2,784,788

Consumer staples 5.63%
Emami Ltd.[3]	8,965,000	143,819
Emmi AG2,3	286,000	98,831
Pinnacle Foods Inc.	2,389,050	97,497
Super Group Ltd.[2,3]	89,194,000	96,796
Raia Drogasil SA, ordinary nominative	10,577,374	94,918
Other securities		998,695
		1,530,556

Materials 4.15%
Chr. Hansen Holding A/S3	2,617,000	120,203
James Hardie Industries PLC (CDI)[3]	9,733,929	112,552
Other securities		893,272
		1,126,027

Energy 3.04%
InterOil Corp.[1]	2,344,500	108,175
Diamondback Energy, Inc.[1]	1,180,950	90,744
Other securities		628,230
		827,149

Utilities 1.45%
ENN Energy Holdings Ltd.[3]	20,923,000	128,274
Other securities		264,822
		393,096

Telecommunication services 1.25%
Other securities		339,585

Miscellaneous 4.95%
Other common stocks in initial period of acquisition		1,343,517

Total common stocks (cost: $18,262,925,000)		25,682,433

Preferred securities 0.01%
Other 0.01%
Other securities		2,664

Total preferred securities (cost: $1,515,000)		2,664

Rights & warrants 0.05%
Other 0.05%
Other securities		13,565

6	SMALLCAP World Fund

	Shares	Value (000)
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		$1,281

Total rights & warrants (cost: $927,000)		14,846

Convertible stocks 0.52%
Other 0.52%
Other securities		139,921

Total convertible stocks (cost: $127,587,000)		139,921

Bonds, notes & other debt instruments 0.16%	Principal amount (000)
Other bonds & notes 0.16%
Other securities		44,248

Total bonds, notes & other debt instruments (cost: $43,179,000)		44,248

Short-term securities 5.36%
Federal Home Loan Bank 0.06%–0.19% due 4/24/2015–11/16/2015	$325,600	325,442
Freddie Mac 0.10%–0.17% due 6/16/2015–12/1/2015	227,400	227,339
Mitsubishi UFJ Trust and Banking Corp. 0.24%–0.25% due 5/6/2015–6/3/2015[5]	78,700	78,680
Victory Receivables Corp. 0.18% due 5/20/2015[5]	50,000	49,986
Other securities		773,710

Total short-term securities (cost: $1,455,085,000)		1,455,157
Total investment securities 100.66% (cost: $19,891,218,000)		27,339,269
Other assets less liabilities (0.66)%		(178,752)

Net assets 100.00%		$27,160,517

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

SMALLCAP World Fund	7

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $163,506,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2015 (000)
Sales:
Australian dollars	4/23/2015	Barclays Bank PLC	$2,206	A$2,900	$1
Australian dollars	5/1/2015	HSBC Bank	$26,286	A$33,400	895
Australian dollars	5/28/2015	UBS AG	$3,037	A$4,000	1
British pounds	4/20/2015	Citibank	$6,028	£4,000	95
British pounds	4/22/2015	HSBC Bank	$2,010	£1,360	(7)
British pounds	4/22/2015	HSBC Bank	$2,948	£2,000	(18)
British pounds	4/23/2015	HSBC Bank	$6,321	£4,290	(42)
British pounds	5/11/2015	Barclays Bank PLC	$31,237	£21,063	1
Canadian dollars	4/9/2015	UBS AG	$28,632	C$34,000	1,790
Canadian dollars	4/13/2015	Bank of America, N.A.	$2,836	C$3,370	175
Euros	4/15/2015	HSBC Bank	$8,503	€7,726	194
Euros	4/20/2015	Citibank	$9,859	€9,200	(36)
Euros	4/22/2015	HSBC Bank	$3,941	€3,750	(93)
Japanese yen	4/9/2015	UBS AG	$6,460	¥768,000	56
Japanese yen	4/9/2015	HSBC Bank	$9,990	¥1,200,000	(17)
Japanese yen	4/14/2015	UBS AG	$9,204	¥1,117,300	(114)
Japanese yen	4/16/2015	Bank of America, N.A.	$5,977	¥725,000	(70)
Japanese yen	4/20/2015	Citibank	$3,004	¥364,000	(31)
Japanese yen	4/23/2015	JPMorgan Chase	$9,313	¥1,125,000	(70)
Japanese yen	4/27/2015	Bank of America, N.A.	$49,603	¥5,940,000	55
Japanese yen	4/27/2015	UBS AG	$7,307	¥875,000	8
Japanese yen	5/19/2015	Bank of New York Mellon	$5,243	¥625,000	28
					$2,801

8	SMALLCAP World Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
Domino’s Pizza, Inc.	3,218,769	—	93,000	3,125,769	$1,774	$314,296
AA PLC[1,3]	44,319,669	—	527,351	43,792,318	—	261,265
bluebird bio, Inc.[1]	2,287,565	—	196,000	2,091,565	—	252,598
Lions Gate Entertainment Corp.	7,146,000	—	150,000	6,996,000	838	237,304
Molina Healthcare, Inc.[1]	3,488,100	—	—	3,488,100	—	234,714
Synageva BioPharma Corp.[1]	2,190,074	35,000	45,100	2,179,974	—	212,613
Myriad Genetics, Inc.[1]	5,725,556	120,000	64,900	5,780,656	—	204,635
Demandware, Inc.[1]	1,803,000	683,056	—	2,486,056	—	151,401
EXACT Sciences Corp.[1,6]	3,001,000	3,604,000	—	6,605,000	—	145,442
GW Pharmaceuticals PLC (ADR)[1]	1,215,600	350,100	—	1,565,700	—	142,682
Ted Baker PLC[3]	3,154,993	—	—	3,154,993	570	116,931
Finisar Corp.[1]	4,833,000	485,000	—	5,318,000	—	113,486
Haversham Holdings PLC[1,3]	—	42,870,000	—	42,870,000	—	101,749
Emmi AG3	240,600	45,400	—	286,000	—	98,831
Super Group Ltd.[3]	89,194,000	—	—	89,194,000	—	96,796
Northgate PLC[3]	10,626,805	—	—	10,626,805	718	93,170
Zeltiq Aesthetics, Inc.[1]	3,002,044	—	—	3,002,044	—	92,553
King Slide Works Co., Ltd.[3]	4,913,000	659,000	—	5,572,000	—	83,840
CONMED Corp.	710,000	925,000	—	1,635,000	391	82,551
WHA Corp. PCL, foreign[3]	—	77,735,590	—	77,735,590	—	75,164
WHA Corp. PCL, warrants, expire 2020[1]	—	6,909,830	—	6,909,830	—	1,656
HKBN Ltd.[1,3]	—	59,297,000	—	59,297,000	—	73,733
Wizz Air Holdings PLC[1,3]	—	3,498,684	—	3,498,684	—	72,088
Ocular Therapeutix, Inc.[1,6]	735,000	970,700	—	1,705,700	—	71,614
Intrepid Potash, Inc.[1]	4,895,000	745,352	—	5,640,352	—	65,146
Kaveri Seed Co. Ltd.[3]	3,470,177	660,793	—	4,130,970	328	64,953
Continental Building Products, Inc.[1]	2,705,000	—	—	2,705,000	—	61,106
Takeuchi Mfg. Co., Ltd.[3]	1,232,300	74,000	—	1,306,300	267	59,208
eMemory Technology Inc.[3]	—	5,358,000	—	5,358,000	—	58,201
Galapagos NV1,3	2,422,427	—	—	2,422,427	—	57,491
Coupons.com Inc.[1]	4,587,996	293,617	—	4,881,613	—	57,310
Cox & Kings Ltd.[3]	9,592,000	1,425,346	610,000	10,407,346	—	53,850
Cox & Kings Ltd. (GDR)[3]	330,000	—	—	330,000	—	1,707
Iridium Communications Inc.[1]	4,889,615	—	—	4,889,615	—	47,478
Iridium Communications Inc., Series A, convertible preferred[5]	60,000	—	—	60,000	—	7,486
POYA International Co., Ltd.[3]	4,712,660	630,000	—	5,342,660	—	50,776
Stock Spirits Group PLC[3]	16,000,000	—	—	16,000,000	—	49,061

SMALLCAP World Fund	9

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
zooplus AG, non-registered shares[1,3]	148,400	379,378	—	527,778	$—	$48,330
OM Group, Inc.	1,560,000	—	—	1,560,000	246	46,847
Xoom Corp.[1]	3,035,570	40,235	—	3,075,805	—	45,184
Installed Building Products, Inc.[1]	2,068,345	—	—	2,068,345	—	45,007
Tele Columbus AG1,3	—	2,976,000	—	2,976,000	—	43,803
Neovasc Inc. (CAD denominated)[1]	4,277,000	—	—	4,277,000	—	38,497
Neovasc Inc.[1]	—	503,836	—	503,836	—	4,534
Inphi Corp.[1]	1,785,699	555,000	—	2,340,699	—	41,735
Repco Home Finance Ltd.[3]	4,040,440	—	231,083	3,809,357	—	38,963
TravelCenters of America LLC[1]	2,023,750	—	—	2,023,750	—	35,294
RIB Software AG3	2,476,356	—	—	2,476,356	4	34,822
XenoPort, Inc.[1]	4,769,000	—	—	4,769,000	—	33,955
Century Communities, Inc.[1]	—	1,716,000	—	1,716,000	—	33,170
Actua Corp[1]	2,094,000	—	—	2,094,000	—	32,436
Flexion Therapeutics, Inc.[1]	979,252	440,000	—	1,419,252	—	31,962
NCC Group PLC[3,6]	5,665,000	5,175,000	—	10,840,000	126	31,529
Manappuram Finance Ltd.[3]	54,930,986	—	—	54,930,986	798	28,460
ARC Document Solutions, Inc.[1]	3,734,755	—	830,804	2,903,951	—	26,803
EVINE Live Inc., Class A1	3,987,540	—	—	3,987,540	—	26,756
ChemoCentryx, Inc.[1]	3,426,800	40,440	—	3,467,240	—	26,178
VST Industries Ltd.[3]	1,003,400	—	—	1,003,400	—	25,179
Domo, Inc., Series D-2, convertible preferred[3,4]	—	2,965,036	—	2,965,036	—	25,000
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	23,344
Sinmag Equipment Corp.[3,6]	75,000	3,725,000	—	3,800,000	—	22,393
Suprema Inc.[3]	868,200	—	—	868,200	—	21,668
Sirius Minerals Plc[1,3]	139,533,460	19,004,300	—	158,537,760	—	20,753
Sirius Minerals Plc, warrants, expire 2015[1,3]	40,000,000	—	—	40,000,000	—	89
Papa Murphy’s Holdings, Inc.[1]	1,102,000	24,400	—	1,126,400	—	20,433
Beauty Community PCL, foreign registered[3]	—	15,000,000	—	15,000,000	—	19,682
J. Kumar Infraprojects Ltd.[3]	1,780,000	—	—	1,780,000	—	19,404
Mahindra Lifespace Developers Ltd.[3]	2,157,380	—	—	2,157,380	—	16,240
Greenko Group PLC[1,3]	9,748,155	—	—	9,748,155	—	15,042
Trupanion, Inc.[1]	—	1,822,500	—	1,822,500	—	14,580
Delphi Energy Corp.[1,6]	6,713,685	5,721,315	—	12,435,000	—	14,334
MagnaChip Semiconductor Corp.[1]	1,200,000	1,155,000	—	2,355,000	—	12,882
ITT Educational Services, Inc.[1]	1,519,000	350,000	—	1,869,000	—	12,691
Tribhovandas Bhimji Zaveri Ltd.[3]	4,335,732	—	—	4,335,732	—	10,133
Mytrah Energy Ltd.[1,3]	10,418,000	—	—	10,418,000	—	10,122
Talwalkars Better Value Fitness Ltd.[3]	1,694,000	—	—	1,694,000	—	10,109
Adaptimmune Therapeutics Ltd., Series A, convertible preferred[3,4]	—	16,938,900	—	16,938,900	—	9,951

10	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
Lekoil Ltd. (CDI)[1,3]	14,070,000	5,360,400	—	19,430,400	$—	$6,769
Lekoil Ltd. (CDI)[1,5]	5,360,400	—	5,360,400	—	—	—
BNK Petroleum Inc.[1]	12,804,914	—	—	12,804,914	—	5,662
Mood Media Corp.[1]	6,375,000	—	—	6,375,000	—	3,171
Mood Media Corp. (CDI)[1]	3,710,000	—	—	3,710,000	—	1,845
iEnergizer Ltd.[1,3]	7,650,500	—	—	7,650,500	—	4,313
Savannah Petroleum PLC[1,3]	7,844,000	—	—	7,844,000	—	3,433
GI Dynamics, Inc. (CDI)[1,3]	30,320,000	—	—	30,320,000	—	3,134
San Leon Energy PLC[1,3]	155,300,000	—	—	155,300,000	—	2,988
Cape Lambert Resources Ltd.[3]	47,330,825	—	—	47,330,825	—	2,160
Powerland AG, non-registered shares[1,3]	1,200,000	—	44,824	1,155,176	—	372
7-Eleven Malaysia Holdings Bhd.[3,7]	76,209,600	—	32,753,800	43,455,800	600	—
Achillion Pharmaceuticals, Inc.[1,7]	4,930,000	185,000	2,790,000	2,325,000	—	—
Boer Power Holdings Ltd.[3,7]	39,202,000	—	5,000,000	34,202,000	843	—
China High Precision
Automation Group Ltd.[3,7]	53,032,000	—	53,032,000	—	—	—
Duluth Metals Ltd.[1,7]	7,024,000	—	7,024,000	—	—	—
Five Below, Inc.[1,7]	2,530,694	467,000	2,133,694	864,000	—	—
Frigoglass SAIC[1,3,7]	3,052,380	—	588,362	2,464,018	—	—
Gem Diamonds Ltd.[1,3,7]	7,625,000	—	4,365,090	3,259,910	—	—
Houston Wire & Cable Co.[7]	1,150,000	—	281,906	868,094	276	—
Mistras Group, Inc.[7]	1,460,000	—	1,460,000	—	—	—
Mothercare PLC[3,7]	4,450,000	4,005,000	—	8,455,000	—	—
Stock Building Supply Holdings, Inc.[1,7]	1,785,000	—	1,205,778	579,222	—	—
Tethys Petroleum Ltd.[1,7]	12,161,000	—	—	12,161,000	—	—
Tethys Petroleum Ltd. (GBP denominated)[1,3,7]	4,647,487	—	—	4,647,487	—	—
Tilaknager Industries Ltd.[7]	8,270,086	—	8,270,086	—	—	—
TriQuint Semiconductor, Inc.[1,7]	9,012,000	—	9,012,000	—	—	—
Ultragenyx Pharmaceutical Inc.[1,7]	1,628,457	—	216,987	1,411,470	—	—
					$7,779	$5,017,026

SMALLCAP World Fund	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $11,457,583,000, which represented 42.18% of the net assets of the fund. This amount includes $11,139,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $846,958,000, which represented 3.12% of the net assets of the fund.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2014; it was not publicly disclosed.
[7]	Unaffiliated issuer at 3/31/2015.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Kite Pharma, Inc.	4/24/2014-6/24/2014	$7,366	$27,770	.10%
Adaptimmune Therapeutics Ltd., Series A, convertible preferred	2/23/2015	10,000	9,951	.04
Other private placement securities		132,008	150,959	.56
Total private placement securities		$149,374	$188,680	.70%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD/C$ = Canadian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

12	SMALLCAP World Fund

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,137,367)	$22,322,243
Affiliated issuers (cost: $3,753,851)	5,017,026	$27,339,269
Cash denominated in currencies other than U.S. dollars (cost: $689)		689
Cash		7,006
Unrealized appreciation on open forward currency contracts		3,299
Receivables for:
Sales of investments	67,850
Sales of fund’s shares	24,475
Closed forward currency contracts	45
Dividends and interest	25,058
Other	290	117,718
		27,467,981

Liabilities:
Unrealized depreciation on open forward currency contracts		498
Payables for:
Purchases of investments	235,393
Repurchases of fund’s shares	27,251
Investment advisory services	14,401
Services provided by related parties	9,728
Directors’ deferred compensation	3,340
Other	16,853	306,966
Net assets at March 31, 2015		$27,160,517

Net assets consist of:
Capital paid in on shares of capital stock		$19,569,874
Accumulated net investment loss		(181,340)
Undistributed net realized gain		336,246
Net unrealized appreciation		7,435,737
Net assets at March 31, 2015		$27,160,517

See Notes to Financial Statements

SMALLCAP World Fund	13

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (572,884 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$17,744,764	371,651		$47.75
Class B	97,436	2,216		43.96
Class C	903,904	20,853		43.35
Class F-1	654,537	13,843		47.28
Class F-2	1,394,118	28,989		48.09
Class 529-A	1,000,128	21,134		47.32
Class 529-B	13,763	310		44.39
Class 529-C	294,042	6,664		44.12
Class 529-E	51,870	1,120		46.32
Class 529-F-1	85,677	1,798		47.65
Class R-1	39,920	897		44.53
Class R-2	696,431	15,642		44.52
Class R-2E	17	—	*	47.80
Class R-3	827,140	17,887		46.24
Class R-4	754,744	15,924		47.40
Class R-5	491,413	10,107		48.62
Class R-6	2,110,613	43,849		48.13

*	Amount less than one thousand.

See Notes to Financial Statements

14	SMALLCAP World Fund

Statement of operations	unaudited
for the six months ended March 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,415; also includes $7,779 from affiliates)	$109,040
Interest (net of non-U.S. taxes of $70)	1,708	$110,748
Fees and expenses*:
Investment advisory services	81,590
Distribution services	34,121
Transfer agent services	21,646
Administrative services	3,053
Reports to shareholders	952
Registration statement and prospectus	709
Directors’ compensation	301
Auditing and legal	83
Custodian	1,739
State and local taxes	3
Other	710	144,907
Net investment loss		(34,159)

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $21; also includes $18,342 net loss from affiliates)	386,337
Forward currency contracts	17,581
Currency transactions	443	404,361
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $14,573)	1,731,118
Forward currency contracts	(2,476)
Currency translations	(82)	1,728,560
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		2,132,921
Net increase in net assets resulting from operations		$2,098,762

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statement.

See Notes to Financial Statements

SMALLCAP World Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2015*	2014

Operations:
Net investment loss	$(34,159)	$(6,006)
Net realized gain on investments, forward currency contracts and currency transactions	404,361	2,602,946
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	1,728,560	(1,519,670)
Net increase in net assets resulting from operations	2,098,762	1,077,270

Distributions paid to shareholders from net realized gain on investments	(2,489,778)	(1,231,152)

Net capital share transactions	1,913,377	1,351,365

Total increase in net assets	1,522,361	1,197,483

Net assets:
Beginning of period	25,638,156	24,440,673
End of period (including accumulated net investment loss: $(181,340) and $(147,181), respectively)	$27,160,517	$25,638,156

*	Unaudited.

See Notes to Financial Statements

16	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1,F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

SMALLCAP World Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	SMALLCAP World Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the

SMALLCAP World Fund	19

fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing

20	SMALLCAP World Fund

the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,264,642	$764,893	$91,101	$5,120,636
Consumer discretionary	2,527,206	2,490,818	21	5,018,045
Industrials	1,353,134	2,280,832	—	3,633,966
Information technology	2,103,074	1,445,339	16,655	3,565,068
Financials	1,601,219	1,183,569	—	2,784,788
Consumer staples	448,836	1,081,720	—	1,530,556
Materials	529,584	596,443	—	1,126,027
Energy	595,823	230,377	949	827,149
Utilities	45,931	347,165	—	393,096
Telecommunication services	139,584	200,001	—	339,585
Miscellaneous	761,442	582,075	—	1,343,517
Preferred securities	2,664	—	—	2,664
Rights & warrants	1,656	1,370	11,820	14,846
Convertible stocks	—	7,486	132,435	139,921
Bonds, notes & other debt instruments	—	44,248	—	44,248
Short-term securities	—	1,455,157	—	1,455,157
Total	$14,374,795	$12,711,493	$252,981	$27,339,269

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,299	$—	$3,299
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(498)	—	(498)
Total	$—	$2,801	$—	$2,801

*	Securities with a value of $9,723,830,000, which represented 35.80% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

SMALLCAP World Fund	21

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and

22	SMALLCAP World Fund

on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

SMALLCAP World Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$3,299	Unrealized depreciation on open forward currency contracts	$498

Forward currency	Receivables for closed forward currency contracts	45	Payables for closed forward currency contracts	—
		$3,344		$498

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$17,581	Net unrealized depreciation on forward currency contracts	$(2,476)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	SMALLCAP World Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$276	$(70)	$—	$—	$206
Bank of New York Mellon	28	—	—	—	28
Barclays Bank PLC	1	—	—	—	1
Citibank	95	(68)	—	—	27
HSBC Bank	1,089	(177)	—	—	912
UBS AG	1,855	(113)	(1,306)	—	436
Total	$3,344	$(428)	$(1,306)	$—	$1,610
Liabilities:
Bank of America, N.A.	$70	$(70)	$—	$—	$—
Citibank	68	(68)	—	—	—
HSBC Bank	177	(177)	—	—	—
JPMorgan Chase	70	—	—	—	70
UBS AG	113	(113)	—	—	—
Total	$498	$(428)	$—	$—	$70

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2007.

SMALLCAP World Fund	25

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$2,452,874

As of March 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$8,950,705
Gross unrealized depreciation on investment securities	(1,649,947)
Net unrealized appreciation on investment securities	7,300,758
Cost of investment securities	20,038,511

26	SMALLCAP World Fund

No distributions from ordinary income were paid to shareholders during the six months ended March 31, 2015, or for the year ended September 30, 2014. Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2015	Year ended September 30, 2014
Class A	$1,620,297	$819,310
Class B	11,193	8,984
Class C	91,765	48,666
Class F-1	60,500	45,043
Class F-2	118,437	32,777
Class 529-A	91,366	44,604
Class 529-B	1,553	1,211
Class 529-C	28,795	14,431
Class 529-E	4,863	2,446
Class 529-F-1	7,765	3,680
Class R-1	3,940	2,147
Class R-2	69,423	37,717
Class R-2E*	1	—
Class R-3	78,623	42,124
Class R-4	69,525	34,905
Class R-5	43,654	27,390
Class R-6	188,078	65,717
Total	$2,489,778	$1,231,152

*	Class R-2E shares were offered beginning August 29, 2014.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2015, the investment advisory services fee was $81,590,000, which was equivalent to an annualized rate of 0.630% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended

SMALLCAP World Fund	27

to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

28	SMALLCAP World Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$20,168		$16,178		$849		Not applicable
Class B	536		108		Not applicable		Not applicable
Class C	4,392		846		221		Not applicable
Class F-1	779		349		156		Not applicable
Class F-2	Not applicable		719		315		Not applicable
Class 529-A	1,023		729		238		$423
Class 529-B	75		14		4		7
Class 529-C	1,398		230		71		126
Class 529-E	123		25		12		22
Class 529-F-1	—		63		20		36
Class R-1	192		24		10		Not applicable
Class R-2	2,531		1,232		170		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	1,996		679		200		Not applicable
Class R-4	908		343		182		Not applicable
Class R-5	Not applicable		100		116		Not applicable
Class R-6	Not applicable		7		489		Not applicable
Total class-specific expenses	$34,121		$21,646		$3,053		$614

*	Amount less than one thousand.

SMALLCAP World Fund	29

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $301,000 in the fund’s statement of operations includes $194,000 in current fees (either paid in cash or deferred) and a net increase of $107,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2015

Class A	$747,451	15,809		$1,593,439	35,036	$(1,210,668)	(25,604)	$1,130,222	25,241
Class B	702	15		11,120	265	(31,884)	(733)	(20,062)	(453)
Class C	56,781	1,315		90,963	2,199	(111,460)	(2,588)	36,284	926
Class F-1	72,138	1,545		59,775	1,328	(91,978)	(1,973)	39,935	900
Class F-2	228,409	4,812		113,364	2,477	(141,736)	(2,987)	200,037	4,302
Class 529-A	50,686	1,082		91,347	2,026	(60,879)	(1,300)	81,154	1,808
Class 529-B	164	4		1,551	36	(4,434)	(101)	(2,719)	(61)
Class 529-C	15,281	348		28,786	683	(22,970)	(522)	21,097	509
Class 529-E	2,980	65		4,861	110	(4,191)	(91)	3,650	84
Class 529-F-1	8,343	176		7,763	171	(9,086)	(192)	7,020	155
Class R-1	3,664	83		3,930	93	(6,193)	(140)	1,401	36
Class R-2	70,109	1,585		69,391	1,633	(115,075)	(2,606)	24,425	612
Class R-2E	8	—	[2]	—	—	—	—	8	— [2]
Class R-3	81,702	1,782		78,595	1,783	(128,764)	(2,806)	31,533	759
Class R-4	71,062	1,514		69,524	1,540	(102,622)	(2,178)	37,964	876
Class R-5	53,803	1,119		43,649	943	(53,461)	(1,113)	43,991	949
Class R-6	270,270	5,738		188,059	4,106	(180,892)	(3,990)	277,437	5,854
Total net increase (decrease)	$1,733,553	36,992		$2,456,117	54,429	$(2,276,293)	(48,924)	$1,913,377	42,497

30	SMALLCAP World Fund

	Sales[1]			Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2014

Class A	$1,773,336	35,700		$806,618	16,543	$(2,096,014)	(42,216)	$483,940	10,027
Class B	3,569	77		8,918	195	(75,332)	(1,622)	(62,845)	(1,350)
Class C	142,256	3,097		48,176	1,067	(203,684)	(4,439)	(13,252)	(275)
Class F-1	282,255	5,746		44,660	924	(570,459)	(11,619)	(243,544)	(4,949)
Class F-2	693,213	13,899		30,757	629	(132,925)	(2,668)	591,045	11,860
Class 529-A	111,968	2,271		44,594	921	(101,340)	(2,052)	55,222	1,140
Class 529-B	635	13		1,211	26	(10,160)	(216)	(8,314)	(177)
Class 529-C	35,995	770		14,425	314	(38,441)	(821)	11,979	263
Class 529-E	5,793	119		2,446	51	(6,380)	(131)	1,859	39
Class 529-F-1	15,345	309		3,679	76	(12,328)	(248)	6,696	137
Class R-1	9,478	202		2,139	46	(13,283)	(282)	(1,666)	(34)
Class R-2	144,638	3,074		37,700	816	(219,917)	(4,681)	(37,579)	(791)
Class R-2E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-3	199,353	4,114		42,110	885	(259,313)	(5,358)	(17,850)	(359)
Class R-4	191,098	3,875		34,902	721	(207,103)	(4,203)	18,897	393
Class R-5	119,562	2,382		27,377	554	(243,151)	(4,893)	(96,212)	(1,957)
Class R-6	709,607	14,300		65,717	1,344	(112,345)	(2,256)	662,979	13,388
Total net increase (decrease)	$4,438,111	89,948		$1,215,429	25,112	$(4,302,175)	(87,705)	$1,351,365	27,355

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,147,907,000 and $3,756,629,000, respectively, during the six months ended March 31, 2015.

SMALLCAP World Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities	Total from
	beginning	income	(both realized	investment
	of period	(loss)	and unrealized)	operations
Class A:
Six months ended 3/31/2015[4,5]	$48.66	$(.06)	$3.90	$3.84
Year ended 9/30/2014	48.91	.01	2.17	2.18
Year ended 9/30/2013	39.27	.06	10.12	10.18
Year ended 9/30/2012	31.45	.08	7.85	7.93
Year ended 9/30/2011	35.82	.09	(3.94)	(3.85)
Year ended 9/30/2010	30.26	.14	5.62	5.76
Class B:
Six months ended 3/31/2015[4,5]	45.33	(.22)	3.60	3.38
Year ended 9/30/2014	46.06	(.36)	2.06	1.70
Year ended 9/30/2013	36.95	(.26)	9.56	9.30
Year ended 9/30/2012	29.72	(.20)	7.43	7.23
Year ended 9/30/2011	33.87	(.20)	(3.71)	(3.91)
Year ended 9/30/2010	28.66	(.11)	5.32	5.21
Class C:
Six months ended 3/31/2015[4,5]	44.77	(.23)	3.56	3.33
Year ended 9/30/2014	45.54	(.36)	2.02	1.66
Year ended 9/30/2013	36.60	(.26)	9.45	9.19
Year ended 9/30/2012	29.44	(.19)	7.35	7.16
Year ended 9/30/2011	33.61	(.19)	(3.69)	(3.88)
Year ended 9/30/2010	28.44	(.10)	5.28	5.18
Class F-1:
Six months ended 3/31/2015[4,5]	48.23	(.05)	3.85	3.80
Year ended 9/30/2014	48.51	—	2.15	2.15
Year ended 9/30/2013	38.94	.09	10.03	10.12
Year ended 9/30/2012	31.18	.09	7.78	7.87
Year ended 9/30/2011	35.53	.10	(3.92)	(3.82)
Year ended 9/30/2010	30.03	.15	5.57	5.72
Class F-2:
Six months ended 3/31/2015[4,5]	48.92	.01	3.91	3.92
Year ended 9/30/2014	49.03	.15	2.17	2.32
Year ended 9/30/2013	39.38	.21	10.12	10.33
Year ended 9/30/2012	31.54	.20	7.86	8.06
Year ended 9/30/2011	35.93	.20	(3.96)	(3.76)
Year ended 9/30/2010	30.39	.25	5.63	5.88
Class 529-A:
Six months ended 3/31/2015[4,5]	48.29	(.07)	3.85	3.78
Year ended 9/30/2014	48.59	(.03)	2.16	2.13
Year ended 9/30/2013	39.03	.04	10.05	10.09
Year ended 9/30/2012	31.27	.07	7.80	7.87
Year ended 9/30/2011	35.63	.08	(3.92)	(3.84)
Year ended 9/30/2010	30.13	.13	5.58	5.71

32	SMALLCAP World Fund

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	net assets		net assets

$—	$(4.75)	$(4.75)	$47.75	8.38%	$17,745	1.10%[6]		(.24)%[6]
—	(2.43)	(2.43)	48.66	4.43	16,857	1.07		.02
(.54)	—	(.54)	48.91	26.29	16,454	1.13		.15
(.11)	—	(.11)	39.27	25.26	13,557	1.14		.23
(.52)	—	(.52)	31.45	(11.01)	11,926	1.09		.23
(.20)	—	(.20)	35.82	19.11	14,432	1.13		.43

—	(4.75)	(4.75)	43.96	7.95	97	1.85	[6]	(1.00)[6]
—	(2.43)	(2.43)	45.33	3.66	121	1.83		(.77)
(.19)	—	(.19)	46.06	25.29	185	1.89		(.63)
—	—	—	36.95	24.33	214	1.90		(.58)
(.24)	—	(.24)	29.72	(11.68)	266	1.86		(.55)
—	—	—	33.87	18.18	397	1.89		(.37)

—	(4.75)	(4.75)	43.35	7.95	904	1.90	[6]	(1.04)[6]
—	(2.43)	(2.43)	44.77	3.61	892	1.87		(.79)
(.25)	—	(.25)	45.54	25.26	920	1.93		(.65)
—	—	—	36.60	24.32	779	1.93		(.56)
(.29)	—	(.29)	29.44	(11.70)	725	1.86		(.53)
(.01)	—	(.01)	33.61	18.19	865	1.88		(.32)

—	(4.75)	(4.75)	47.28	8.37	655	1.07	[6]	(.21)[6]
—	(2.43)	(2.43)	48.23	4.42	624	1.09		—
(.55)	—	(.55)	48.51	26.33	868	1.07		.21
(.11)	—	(.11)	38.94	25.30	655	1.12		.25
(.53)	—	(.53)	31.18	(11.02)	583	1.08		.25
(.22)	—	(.22)	35.53	19.16	654	1.10		.46

—	(4.75)	(4.75)	48.09	8.51	1,394	.82	[6]	.03 [6]
—	(2.43)	(2.43)	48.92	4.72	1,208	.81		.31
(.68)	—	(.68)	49.03	26.68	629	.82		.48
(.22)	—	(.22)	39.38	25.69	344	.83		.55
(.63)	—	(.63)	31.54	(10.79)	266	.82		.53
(.34)	—	(.34)	35.93	19.46	246	.81		.78

—	(4.75)	(4.75)	47.32	8.32	1,000	1.17	[6]	(.31)[6]
—	(2.43)	(2.43)	48.29	4.37	933	1.15		(.05)
(.53)	—	(.53)	48.59	26.18	884	1.19		.09
(.11)	—	(.11)	39.03	25.22	689	1.19		.19
(.52)	—	(.52)	31.27	(11.05)	541	1.14		.20
(.21)	—	(.21)	35.63	19.06	548	1.16		.41

See page 38 for footnotes.

SMALLCAP World Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities	Total from
	beginning	income	(both realized	investment
	of period	(loss)	and unrealized)	operations
Class 529-B:
Six months ended 3/31/2015[4,5]	$45.75	$(.25)	$3.64	$3.39
Year ended 9/30/2014	46.52	(.42)	2.08	1.66
Year ended 9/30/2013	37.30	(.30)	9.66	9.36
Year ended 9/30/2012	30.03	(.23)	7.50	7.27
Year ended 9/30/2011	34.23	(.23)	(3.76)	(3.99)
Year ended 9/30/2010	28.98	(.13)	5.38	5.25
Class 529-C:
Six months ended 3/31/2015[4,5]	45.50	(.24)	3.61	3.37
Year ended 9/30/2014	46.27	(.40)	2.06	1.66
Year ended 9/30/2013	37.20	(.29)	9.60	9.31
Year ended 9/30/2012	29.95	(.21)	7.46	7.25
Year ended 9/30/2011	34.19	(.22)	(3.76)	(3.98)
Year ended 9/30/2010	28.94	(.12)	5.37	5.25
Class 529-E:
Six months ended 3/31/2015[4,5]	47.41	(.13)	3.79	3.66
Year ended 9/30/2014	47.87	(.14)	2.11	1.97
Year ended 9/30/2013	38.45	(.06)	9.91	9.85
Year ended 9/30/2012	30.79	(.03)	7.70	7.67
Year ended 9/30/2011	35.11	(.03)	(3.87)	(3.90)
Year ended 9/30/2010	29.70	.04	5.50	5.54
Class 529-F-1:
Six months ended 3/31/2015[4,5]	48.53	(.02)	3.89	3.87
Year ended 9/30/2014	48.73	.08	2.15	2.23
Year ended 9/30/2013	39.14	.13	10.07	10.20
Year ended 9/30/2012	31.35	.14	7.83	7.97
Year ended 9/30/2011	35.72	.15	(3.94)	(3.79)
Year ended 9/30/2010	30.20	.20	5.59	5.79
Class R-1:
Six months ended 3/31/2015[4,5]	45.85	(.22)	3.65	3.43
Year ended 9/30/2014	46.56	(.35)	2.07	1.72
Year ended 9/30/2013	37.40	(.23)	9.66	9.43
Year ended 9/30/2012	30.07	(.17)	7.50	7.33
Year ended 9/30/2011	34.32	(.19)	(3.77)	(3.96)
Year ended 9/30/2010	29.05	(.09)	5.39	5.30
Class R-2:
Six months ended 3/31/2015[4,5]	45.84	(.21)	3.64	3.43
Year ended 9/30/2014	46.56	(.35)	2.06	1.71
Year ended 9/30/2013	37.39	(.23)	9.67	9.44
Year ended 9/30/2012	30.07	(.18)	7.50	7.32
Year ended 9/30/2011	34.30	(.20)	(3.76)	(3.96)
Year ended 9/30/2010	29.03	(.11)	5.38	5.27

34	SMALLCAP World Fund

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	net assets		net assets

$—	$(4.75)	$(4.75)	$44.39	7.90%	$14	1.97%[6]		(1.12)%[6]
—	(2.43)	(2.43)	45.75	3.53	17	1.95		(.89)
(.14)	—	(.14)	46.52	25.17	25	1.99		(.73)
—	—	—	37.30	24.21	30	2.01		(.68)
(.21)	—	(.21)	30.03	(11.78)	36	1.95		(.63)
—	—	—	34.23	18.12	52	1.97		(.44)

—	(4.75)	(4.75)	44.12	7.90	294	1.95	[6]	(1.10)[6]
—	(2.43)	(2.43)	45.50	3.53	280	1.94		(.85)
(.24)	—	(.24)	46.27	25.21	273	1.98		(.70)
—	—	—	37.20	24.21	222	2.00		(.62)
(.26)	—	(.26)	29.95	(11.77)	186	1.94		(.61)
—	—	—	34.19	18.10	194	1.97		(.40)

—	(4.75)	(4.75)	46.32	8.21	52	1.40	[6]	(.54)[6]
—	(2.43)	(2.43)	47.41	4.10	49	1.39		(.30)
(.43)	—	(.43)	47.87	25.90	48	1.43		(.15)
(.01)	—	(.01)	38.45	24.90	38	1.45		(.07)
(.42)	—	(.42)	30.79	(11.32)	31	1.43		(.08)
(.13)	—	(.13)	35.11	18.71	31	1.46		.11

—	(4.75)	(4.75)	47.65	8.47	86	.95	[6]	(.10)[6]
—	(2.43)	(2.43)	48.53	4.57	80	.94		.16
(.61)	—	(.61)	48.73	26.43	73	.98		.30
(.18)	—	(.18)	39.14	25.51	53	.99		.39
(.58)	—	(.58)	31.35	(10.90)	43	.94		.40
(.27)	—	(.27)	35.72	19.31	47	.95		.62

—	(4.75)	(4.75)	44.53	7.98	40	1.83	[6]	(.97)[6]
—	(2.43)	(2.43)	45.85	3.66	39	1.82		(.74)
(.27)	—	(.27)	46.56	25.37	42	1.84		(.57)
—	—	—	37.40	24.38	37	1.86		(.50)
(.29)	—	(.29)	30.07	(11.68)	35	1.84		(.52)
(.03)	—	(.03)	34.32	18.25	43	1.87		(.30)

—	(4.75)	(4.75)	44.52	7.98	696	1.82	[6]	(.96)[6]
—	(2.43)	(2.43)	45.84	3.64	689	1.83		(.75)
(.27)	—	(.27)	46.56	25.41	736	1.83		(.55)
—	—	—	37.39	24.34	647	1.89		(.52)
(.27)	—	(.27)	30.07	(11.72)	581	1.86		(.54)
—	—	—	34.30	18.19	712	1.93		(.37)

See page 38 for footnotes.

SMALLCAP World Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities	Total from
	beginning	income	(both realized	investment
	of period	(loss)	and unrealized)	operations
Class R-2E:
Six months ended 3/31/2015[4,5]	$48.67	$(.02)	$3.90	$3.88
Period from 8/29/2014 to 9/30/2014[4,9]	50.83	(.01)	(2.15)	(2.16)
Class R-3:
Six months ended 3/31/2015[4,5]	47.34	(.12)	3.77	3.65
Year ended 9/30/2014	47.79	(.14)	2.12	1.98
Year ended 9/30/2013	38.39	(.05)	9.89	9.84
Year ended 9/30/2012	30.73	(.02)	7.68	7.66
Year ended 9/30/2011	35.03	(.03)	(3.84)	(3.87)
Year ended 9/30/2010	29.64	.04	5.49	5.53
Class R-4:
Six months ended 3/31/2015[4,5]	48.33	(.05)	3.87	3.82
Year ended 9/30/2014	48.59	.02	2.15	2.17
Year ended 9/30/2013	39.03	.09	10.04	10.13
Year ended 9/30/2012	31.25	.11	7.80	7.91
Year ended 9/30/2011	35.60	.10	(3.91)	(3.81)
Year ended 9/30/2010	30.12	.15	5.58	5.73
Class R-5:
Six months ended 3/31/2015[4,5]	49.39	.02	3.96	3.98
Year ended 9/30/2014	49.46	.15	2.21	2.36
Year ended 9/30/2013	39.71	.22	10.22	10.44
Year ended 9/30/2012	31.80	.22	7.93	8.15
Year ended 9/30/2011	36.21	.22	(3.99)	(3.77)
Year ended 9/30/2010	30.60	.26	5.66	5.92
Class R-6:
Six months ended 3/31/2015[4,5]	48.93	.03	3.92	3.95
Year ended 9/30/2014	49.00	.21	2.15	2.36
Year ended 9/30/2013	39.34	.25	10.12	10.37
Year ended 9/30/2012	31.52	.24	7.84	8.08
Year ended 9/30/2011	35.89	.24	(3.96)	(3.72)
Year ended 9/30/2010	30.31	.27	5.62	5.89

	Six months
	ended
	March 31,	Year ended September 30
	2015[2,4,5]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	15%	38%	37%	35%	39%	45%

See Notes to Financial Statements

36	SMALLCAP World Fund

Dividends and distributions
Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)		net assets		net assets

$—	$(4.75)	$(4.75)	$47.80	8.47%[7]	$—	[8]	.94%[6,7]		(.09)%[6,7]
—	—	—	48.67	(4.25)[10]	—	[8]	.08	[2,10]	(.01)[2,10]

—	(4.75)	(4.75)	46.24	8.20	827		1.38	[6]	(.52)[6]
—	(2.43)	(2.43)	47.34	4.12	811		1.39		(.30)
(.44)	—	(.44)	47.79	25.90	836		1.40		(.12)
—	—	—	38.39	24.92	694		1.42		(.05)
(.43)	—	(.43)	30.73	(11.28)	586		1.41		(.08)
(.14)	—	(.14)	35.03	18.71	667		1.44		.13

—	(4.75)	(4.75)	47.40	8.39	755		1.05	[6]	(.20)[6]
—	(2.43)	(2.43)	48.33	4.46	727		1.06		.03
(.57)	—	(.57)	48.59	26.31	712		1.07		.21
(.13)	—	(.13)	39.03	25.38	550		1.08		.30
(.54)	—	(.54)	31.25	(10.98)	441		1.07		.26
(.25)	—	(.25)	35.60	19.15	486		1.09		.48

—	(4.75)	(4.75)	48.62	8.55	491		.75	[6]	.10 [6]
—	(2.43)	(2.43)	49.39	4.78	452		.76		.29
(.69)	—	(.69)	49.46	26.72	550		.77		.51
(.24)	—	(.24)	39.71	25.77	384		.78		.60
(.64)	—	(.64)	31.80	(10.74)	314		.77		.56
(.31)	—	(.31)	36.21	19.50	347		.78		.79

—	(4.75)	(4.75)	48.13	8.57	2,111		.71	[6]	.15 [6]
—	(2.43)	(2.43)	48.93	4.82	1,859		.71		.41
(.71)	—	(.71)	49.00	26.80	1,206		.72		.57
(.26)	—	(.26)	39.34	25.79	768		.73		.67
(.65)	—	(.65)	31.52	(10.68)	494		.72		.64
(.31)	—	(.31)	35.89	19.57	411		.73		.84

See page 38 for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.

38	SMALLCAP World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2014, through March 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLCAP World Fund	39

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2014	3/31/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,083.78	$5.71	1.10%
Class A - assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class B - actual return	1,000.00	1,079.53	9.59	1.85
Class B - assumed 5% return	1,000.00	1,015.71	9.30	1.85
Class C - actual return	1,000.00	1,079.46	9.85	1.90
Class C - assumed 5% return	1,000.00	1,015.46	9.55	1.90
Class F-1 - actual return	1,000.00	1,083.70	5.56	1.07
Class F-1 - assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class F-2 - actual return	1,000.00	1,085.05	4.26	.82
Class F-2 - assumed 5% return	1,000.00	1,020.84	4.13	.82
Class 529-A - actual return	1,000.00	1,083.15	6.08	1.17
Class 529-A - assumed 5% return	1,000.00	1,019.10	5.89	1.17
Class 529-B - actual return	1,000.00	1,079.03	10.21	1.97
Class 529-B - assumed 5% return	1,000.00	1,015.11	9.90	1.97
Class 529-C - actual return	1,000.00	1,079.04	10.11	1.95
Class 529-C - assumed 5% return	1,000.00	1,015.21	9.80	1.95
Class 529-E - actual return	1,000.00	1,082.13	7.27	1.40
Class 529-E - assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class 529-F-1 - actual return	1,000.00	1,084.70	4.94	.95
Class 529-F-1 - assumed 5% return	1,000.00	1,020.19	4.78	.95
Class R-1 - actual return	1,000.00	1,079.76	9.49	1.83
Class R-1 - assumed 5% return	1,000.00	1,015.81	9.20	1.83
Class R-2 - actual return	1,000.00	1,079.79	9.44	1.82
Class R-2 - assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-2E - actual return	1,000.00	1,084.68	4.89	.94
Class R-2E - assumed 5% return	1,000.00	1,020.24	4.73	.94
Class R-3 - actual return	1,000.00	1,082.02	7.16	1.38
Class R-3 - assumed 5% return	1,000.00	1,018.05	6.94	1.38
Class R-4 - actual return	1,000.00	1,083.94	5.46	1.05
Class R-4 - assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class R-5 - actual return	1,000.00	1,085.49	3.90	.75
Class R-5 - assumed 5% return	1,000.00	1,021.19	3.78	.75
Class R-6 - actual return	1,000.00	1,085.67	3.69	.71
Class R-6 - assumed 5% return	1,000.00	1,021.39	3.58	.71

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

40	SMALLCAP World Fund

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SMALLCAP World Fund	41

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42	SMALLCAP World Fund

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SMALLCAP World Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2015, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
March 31, 2015
unaudited
Common stocks 94.56% Health care 18.85%	Shares	Value (000)
Incyte Corp.[1]	4,367,600	$400,334
Endo International PLC[1]	2,900,518	260,176
Endo International PLC (CAD denominated)[1]	100,000	9,005
bluebird bio, Inc.[1,2]	2,091,565	252,598
Molina Healthcare, Inc.[1,2]	3,488,100	234,714
Synageva BioPharma Corp.[1,2]	2,179,974	212,613
Centene Corp.[1]	2,970,000	209,949
Myriad Genetics, Inc.[1,2]	5,780,656	204,635
BioMarin Pharmaceutical Inc.[1]	1,296,500	161,570
Hikma Pharmaceuticals PLC[3]	4,840,153	152,483
EXACT Sciences Corp.[1,2]	6,605,000	145,442
GW Pharmaceuticals PLC (ADR)[1,2]	1,565,700	142,682
Kite Pharma, Inc.[1]	1,546,200	89,185
Kite Pharma, Inc.[1,4]	481,446	27,770
Brookdale Senior Living Inc.[1]	3,046,750	115,045
athenahealth, Inc.[1]	929,371	110,958
Juno Therapeutics, Inc.[1,3,5]	1,831,501	91,101
Juno Therapeutics, Inc.[1]	301,000	18,259
Spire Healthcare Group PLC[1,3]	17,738,990	98,331
Sysmex Corp.[3]	1,698,000	94,381
Zeltiq Aesthetics, Inc.[1,2]	3,002,044	92,553
Ultragenyx Pharmaceutical Inc.[1]	1,411,470	87,638
Alnylam Pharmaceuticals, Inc.[1]	833,700	87,055
Illumina, Inc.[1]	450,800	83,687
CONMED Corp.[2]	1,635,000	82,551
Ocular Therapeutix, Inc.[1,2]	1,705,700	71,614
Intuitive Surgical, Inc.[1]	135,000	68,179
Agios Pharmaceuticals, Inc.[1]	698,000	65,821
Hologic, Inc.[1]	1,965,000	64,894
Galapagos NV1,2,3	2,422,427	57,491
Teleflex Inc.	460,700	55,666
NuVasive, Inc.[1]	1,184,000	54,452
HeartWare International, Inc.[1]	596,993	52,398
Prothena Corp. PLC[1]	1,263,214	48,179
Fisher & Paykel Healthcare Corp. Ltd.[3]	9,663,437	47,455
ACADIA Pharmaceuticals Inc.[1]	1,443,000	47,027
Pharmacyclics, Inc.[1]	183,656	47,007
Neurocrine Biosciences, Inc.[1]	1,150,200	45,674
Neovasc Inc. (CAD denominated)[1,2]	4,277,000	38,497
Neovasc Inc.[1,2]	503,836	4,534
Team Health Holdings, Inc.[1]	727,000	42,537
Novadaq Technologies Inc.[1]	2,505,948	40,697
INC Research Holdings, Inc., Class A1	1,216,216	39,807
PerkinElmer, Inc.	745,000	38,099
Virbac SA3	160,200	37,858
BTG PLC[1,3]	3,350,000	35,385
XenoPort, Inc.[1,2]	4,769,000	33,955
SMALLCAP World Fund — Page 1 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Insulet Corp.[1]	1,012,700	$33,774
Flexion Therapeutics, Inc.[1,2]	1,419,252	31,962
Nihon Kohden Corp.[3]	1,113,000	30,354
KYTHERA Biopharmaceuticals, Inc.[1]	587,300	29,453
Fleury SA, ordinary nominative	5,825,000	29,202
ChemoCentryx, Inc.[1,2]	3,467,240	26,178
Genomma Lab Internacional, SAB de CV, Series B1	27,263,000	25,827
Tong Ren Tang Technologies Co., Ltd., Class H3	16,820,000	24,739
AAC Holdings, Inc.[1]	800,000	24,464
QIAGEN NV1,3	968,751	24,446
Glenmark Pharmaceuticals Ltd.[3]	1,921,103	24,190
Zafgen, Inc.[1]	605,000	23,964
Ironwood Pharmaceuticals, Inc., Class A1	1,475,000	23,600
Achillion Pharmaceuticals, Inc.[1]	2,325,000	22,925
Eurofins Scientific SE, non-registered shares[3]	73,500	19,813
Orexigen Therapeutics, Inc.[1]	2,407,400	18,850
Thoratec Corp.[1]	435,000	18,222
Genmab A/S1,3	235,000	17,680
Celldex Therapeutics, Inc.[1]	627,000	17,475
Gerresheimer AG, non-registered shares[3]	310,000	17,118
Grifols, SA, Class B (ADR)	308,200	10,112
Grifols, SA, Class A, non-registered shares[3]	135,000	5,797
Castlight Health, Inc., Class B1	1,969,767	15,285
Krka, dd, Novo mesto[3]	231,262	15,263
Trupanion, Inc.[1,2]	1,822,500	14,580
Circassia Pharmaceuticals PLC[1,3]	3,260,000	13,531
Mesoblast Ltd.[1,3]	4,700,000	12,947
Wright Medical Group, Inc.[1]	438,485	11,313
PT Siloam International Hospitals Tbk[1,3]	10,213,800	10,466
MD Medical Group Investments PLC (GDR)[3]	1,868,188	8,780
CYBERDYNE Inc.[1,3]	254,000	6,631
Pharmstandard OJSC (GDR)[1,3]	891,206	3,737
GI Dynamics, Inc. (CDI)[1,2,3]	30,320,000	3,134
OTCPharm PJSC[1,3]	924,610	2,883
		5,120,636
Consumer discretionary 18.48%
Netflix, Inc.[1]	812,043	338,370
Domino’s Pizza, Inc.[2]	3,125,769	314,296
Lions Gate Entertainment Corp.[2]	6,996,000	237,304
Paddy Power PLC[3]	2,229,500	191,095
Ted Baker PLC[2,3]	3,154,993	116,931
Dollarama Inc.	2,078,000	116,160
John Wiley & Sons, Inc., Class A	1,740,530	106,416
Mr Price Group Ltd.[3]	4,926,826	105,372
Melco International Development Ltd.[3]	59,147,000	99,837
Rightmove PLC[3]	1,962,000	87,103
Brinker International, Inc.	1,412,500	86,953
Inchcape PLC[3]	6,465,600	75,978
ASOS PLC[1,3]	1,369,755	73,295
YOOX SpA[1,3]	2,621,469	72,500
Eclat Textile Co., Ltd.[3]	5,490,160	71,975
Gentex Corp.	3,909,134	71,537
Penske Automotive Group, Inc.	1,345,000	69,254
Jarden Corp.[1]	1,293,750	68,439
SMALLCAP World Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
L’Occitane International SA3	21,620,000	$61,660
Matahari Department Store Tbk PT3	40,820,000	61,327
TOD’S SpA[3]	655,000	59,440
Tiffany & Co.	667,000	58,703
Domino’s Pizza Enterprises Ltd.[3]	2,084,956	58,701
Tesla Motors, Inc.[1]	303,200	57,235
Cedar Fair, LP	990,000	56,826
Entertainment One Ltd.[3]	12,659,782	56,735
Sotheby’s Holdings, Inc.	1,320,000	55,783
Cox & Kings Ltd.[2,3]	10,407,346	53,850
Cox & Kings Ltd. (GDR)[2,3]	330,000	1,707
Jubilant FoodWorks Ltd.[1,3]	2,220,098	52,435
ASKUL Corp.[3]	2,193,600	51,676
POYA International Co., Ltd.[2,3]	5,342,660	50,776
Lands’ End, Inc.[1]	1,400,000	50,232
zooplus AG, non-registered shares[1,2,3]	527,778	48,330
Chow Sang Sang Holdings International Ltd.[3]	21,564,000	46,723
OSIM International Ltd[3]	32,224,000	45,965
Brunello Cucinelli SpA[3]	2,573,331	45,280
Installed Building Products, Inc.[1,2]	2,068,345	45,007
Ocado Group PLC[1,3]	8,533,708	44,507
Tele Columbus AG1,2,3	2,976,000	43,803
Moncler SpA[3]	2,597,230	43,538
Nord Anglia Education, Inc.[1]	1,910,000	43,395
Jumbo SA3	4,087,964	42,494
START TODAY Co., Ltd.[3]	1,450,000	38,219
Poundland Group PLC[3]	6,904,506	37,347
TravelCenters of America LLC[1,2]	2,023,750	35,294
Standard Pacific Corp.[1]	3,754,000	33,786
Century Communities, Inc.[1,2]	1,716,000	33,170
Estácio Participações SA, ordinary nominative	5,675,000	32,967
Eros International PLC, Class A1	1,871,666	32,698
Skechers USA, Inc., Class A1	437,000	31,425
Five Below, Inc.[1]	864,000	30,732
Rentrak Corp.[1]	550,000	30,558
Ctrip.com International, Ltd. (ADR)[1]	512,000	30,013
Boyd Gaming Corp.[1]	2,049,000	29,096
Daily Mail and General Trust PLC, Class A, nonvoting[3]	2,210,000	28,912
Brunswick Corp.	560,000	28,812
Greene King PLC[3]	2,190,000	27,152
EVINE Live Inc., Class A1,2	3,987,540	26,756
Chipotle Mexican Grill, Inc.[1]	39,890	25,950
Mothercare PLC[3]	8,455,000	25,862
PT Multipolar Tbk[3]	351,330,000	25,605
Titan Co. Ltd.[3]	3,760,000	25,520
Stella International Holdings Ltd.[3]	10,549,500	25,192
Hathway Cable and Datacom Ltd.[1,3,5]	35,250,000	25,149
Six Flags Entertainment Corp.	500,000	24,205
Homeinns Hotel Group (ADR)[1]	1,006,000	23,812
Pacific Textiles Holdings Ltd.[3]	17,000,000	23,532
Arcos Dorados Holdings Inc., Class A	4,735,000	23,344
Zee Entertainment Enterprises Ltd.[3]	3,885,000	21,191
Papa Murphy’s Holdings, Inc.[1,2]	1,126,400	20,433
Lennar Corp., Class A	394,000	20,413
Beauty Community PCL, foreign registered[2,3]	15,000,000	19,682
SMALLCAP World Fund — Page 3 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
zulily, inc., Class A1	1,500,700	$19,494
I.T Limited[3]	57,710,000	19,207
Toll Brothers, Inc.[1]	471,800	18,561
Cie. Plastic Omnium SA3	678,658	17,864
Merida Industry Co., Ltd.[3]	2,217,600	17,409
Navitas Ltd.[3]	4,625,000	17,177
Melco Crown Entertainment Ltd. (ADR)	800,000	17,168
China Lodging Group, Ltd. (ADR)[1]	840,000	16,548
B2W - Cia. Digital, ordinary nominative[1]	2,600,800	16,257
World Wrestling Entertainment, Inc., Class A	1,140,000	15,971
Major Cineplex Group PCL[3]	15,220,000	15,314
Cavco Industries, Inc.[1]	204,000	15,312
Zhongsheng Group Holdings Ltd.[3]	22,854,000	15,118
Qunar Cayman Islands Ltd., Class B (ADR)[1]	365,000	15,056
TAKKT AG3	801,778	14,690
Intercontinental Hotels Group PLC[3]	371,045	14,482
SHW AG, non-registered shares[3]	300,000	14,362
Playmates Toys Ltd.[3]	57,268,000	13,983
D.R. Horton, Inc.	490,000	13,955
Dick Smith Holdings Ltd.[3]	9,090,940	13,476
American Axle & Manufacturing Holdings, Inc.[1]	505,000	13,044
Valeo SA, non-registered shares[3]	86,000	12,856
ITT Educational Services, Inc.[1,2]	1,869,000	12,691
PARADISE Co., Ltd.[3]	581,000	12,671
Topps Tiles PLC[3]	7,000,000	12,105
HUGO BOSS AG3	99,231	12,083
Techtronic Industries Co. Ltd.[3]	3,570,000	12,024
DSW Inc., Class A	320,000	11,802
GVC Holdings PLC[3]	1,663,694	11,737
William Hill PLC[3]	2,047,800	11,255
DO & CO AG, non-registered shares[3]	150,000	11,130
Gourmet Master Co. Ltd.[3]	2,478,000	11,053
Sitoy Group Holdings Ltd.[3]	16,545,800	10,578
Parkson Retail Asia Ltd.[3]	23,182,000	10,135
Tribhovandas Bhimji Zaveri Ltd.[2,3]	4,335,732	10,133
Talwalkars Better Value Fitness Ltd.[2,3]	1,694,000	10,109
Café de Coral Holdings Ltd.[3]	2,820,000	10,089
Ace Hardware Indonesia Tbk PT3	174,400,000	9,800
Hankook Tire Co., Ltd.[3]	233,473	9,525
Murphy USA Inc.[1]	125,000	9,046
Ripley Corp SA	17,726,000	8,545
Weight Watchers International, Inc.[1]	1,100,000	7,689
Samsonite International SA3	2,175,000	7,539
POLYTEC Holding AG, non-registered shares[3]	834,369	7,263
Texhong Textile Group Ltd.[3]	6,350,000	7,085
GAEC Educação SA, ordinary nominative	1,450,000	6,915
International Housewares Retail Co. Ltd.[3]	29,700,000	6,666
PT Astra Otoparts Tbk[3]	22,795,300	6,272
Central European Media Enterprises Ltd., Class A1	2,220,000	5,905
Mood Media Corp.[1,2]	6,375,000	3,171
Mood Media Corp. (CDI)[1,2]	3,710,000	1,845
NagaCorp Ltd.[3]	7,330,000	4,872
Fox Factory Holding Corp.[1]	308,096	4,726
Fourlis Holdings SA1,3	1,326,355	3,844
Dixons Carphone PLC[3]	615,000	3,763
SMALLCAP World Fund — Page 4 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Minth Group Ltd.[3]	1,824,000	$3,597
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	2,561
Phorm Corp. Ltd.[1,3]	15,890,000	2,092
eLong, Inc. (ADR)[1]	50,415	868
Career Education Corp.[1]	134,967	679
Mulberry Group PLC[3]	51,890	658
Powerland AG, non-registered shares[1,2,3]	1,155,176	372
Ten Alps PLC[1,3]	3,439,001	34
Strayer Education, Inc.[1]	423	23
Five Star Travel Corp.[1,3,5]	96,033	21
		5,018,045
Industrials 13.38%
AA PLC[1,2,3]	43,792,318	261,265
Moog Inc., Class A1	2,572,800	193,089
Hoshizaki Electric Co., Ltd.[3]	2,780,700	181,316
ITT Corp.	3,508,121	140,009
Loomis AB, Class B3	3,690,452	113,050
Northgate PLC[2,3]	10,626,805	93,170
Spirax-Sarco Engineering PLC[3]	1,781,000	89,966
MonotaRO Co., Ltd.[3]	2,460,600	89,339
King Slide Works Co., Ltd.[2,3]	5,572,000	83,840
Oshkosh Corp.	1,605,900	78,352
Havells India Ltd.[3]	16,048,000	78,177
Wizz Air Holdings PLC[1,2,3]	3,498,684	72,088
IDEX Corp.	875,000	66,351
American Airlines Group Inc.	1,213,000	64,022
Continental Building Products, Inc.[1,2]	2,705,000	61,106
BELIMO Holding AG3	28,050	60,867
Takeuchi Mfg. Co., Ltd.[2,3]	1,306,300	59,208
Waste Connections, Inc.	1,206,000	58,057
Japan Airport Terminal Co. Ltd.[3]	940,000	56,979
PARK24 Co., Ltd.[3]	2,765,000	56,633
Gujarat Pipavav Port Ltd.[1,3]	14,381,091	55,569
Flughafen Zürich AG3	68,400	53,884
Generac Holdings Inc.[1]	1,099,300	53,525
NORMA Group SE, non-registered shares[3]	1,051,339	52,974
Clean Harbors, Inc.[1]	930,700	52,845
Johnson Electric Holdings Ltd.[3]	14,528,875	51,201
Boer Power Holdings Ltd.[3]	34,202,000	50,936
Exponent, Inc.	535,000	47,561
MITIE Group PLC[3]	11,527,502	47,146
Landstar System, Inc.	691,000	45,813
Watsco, Inc.	350,000	43,995
Masco Corp.	1,625,000	43,387
TransDigm Group Inc.	190,000	41,557
JetBlue Airways Corp.[1]	2,100,000	40,425
Michael Page International PLC[3]	5,170,000	39,935
Alliance Global Group, Inc.[3]	66,295,000	39,258
Orbital ATK, Inc.	449,000	34,407
Dätwyler Holding Inc., non-registered shares[3]	240,000	33,477
CIMC Enric Holdings Ltd.[3]	31,276,000	30,403
Amara Raja Batteries Ltd.[3]	2,173,886	28,914
Meggitt PLC[3]	3,470,000	28,192
Rotork PLC[3]	745,000	27,286
SMALLCAP World Fund — Page 5 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	5,550,000	$27,030
ARC Document Solutions, Inc.[1,2]	2,903,951	26,803
Summit Ascent Holdings Ltd.[1,3]	48,620,000	25,923
Rheinmetall AG3	510,000	24,680
Graco Inc.	340,000	24,534
Carborundum Universal Ltd.[3]	7,985,000	24,320
Chart Industries, Inc.[1]	670,700	23,525
KEYW Holding Corp.[1,2]	2,836,400	23,344
Virgin America Inc.[1]	767,000	23,317
BTS Rail Mass Transit Growth Infrastructure Fund[3]	71,183,700	22,753
Sinmag Equipment Corp.[2,3]	3,800,000	22,393
Intertek Group PLC[3]	577,000	21,361
WageWorks, Inc.[1]	400,000	21,332
Robert Half International Inc.	337,000	20,395
Regus PLC[3]	6,205,000	20,027
J. Kumar Infraprojects Ltd.[2,3]	1,780,000	19,404
The Brink’s Co.	701,000	19,369
Bossard Holding AG3	157,920	18,742
Shun Tak Holdings Ltd.[3]	37,460,000	18,077
Alaska Air Group, Inc.	260,000	17,207
AKR Corporindo Tbk PT3	40,759,000	15,961
AirAsia Bhd.[3]	24,750,000	15,902
Geberit AG3	41,000	15,391
PayPoint PLC[3]	1,220,000	14,816
DKSH Holding AG3	179,551	14,638
Teleperformance SA3	204,247	14,000
Aeroflot - Russian Airlines OJSC[3]	23,429,000	13,639
Harmonic Drive Systems Inc.[3]	610,000	13,471
Shanghai Industrial Holdings Ltd.[3]	4,185,000	12,880
China Shipping Container Lines Co., Ltd., Class H1,3	35,460,000	11,237
Okabe Co., Ltd.[3]	1,208,000	11,165
Orient Overseas (International) Ltd.[3]	1,753,000	10,707
USG Corp.[1]	397,000	10,600
Stock Building Supply Holdings, Inc.[1]	579,222	10,461
Briggs & Stratton Corp.	500,000	10,270
Pegasus Hava Tasimaciligi AS1,3	1,095,000	10,193
Andritz AG3	170,000	10,166
Advisory Board Co.[1]	172,819	9,208
Houston Wire & Cable Co.	868,094	8,447
COSCO Pacific Ltd.[3]	5,990,000	7,857
Avianca Holdings SA, preferred, restricted-voting (ADR)	666,700	7,547
Globaltrans Investment PLC (GDR)[3]	1,631,761	7,386
TD Power Systems Ltd.[3]	1,072,405	6,148
Jungheinrich AG, nonvoting preferred[3]	85,000	5,483
Pfeiffer Vacuum Technology AG, non-registered shares[3]	64,000	5,448
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	2,110,401	5,244
Frigoglass SAIC[1,3]	2,464,018	4,186
China Automation Group Ltd.[1,3]	27,000,000	3,169
Zuiko Corp.[3]	71,300	2,725
Cebu Air, Inc.[3]	795,360	1,511
		3,633,966
SMALLCAP World Fund — Page 6 of 16

unaudited
Common stocks Information technology 13.13%	Shares	Value (000)
Qorvo, Inc.[1]	3,884,370	$309,584
AAC Technologies Holdings Inc.[3]	29,127,750	179,204
Kakaku.com, Inc.[3]	9,426,000	156,354
Demandware, Inc.[1,2]	2,486,056	151,401
Palo Alto Networks, Inc.[1]	1,014,350	148,176
Zynga Inc., Class A1	47,635,000	135,760
Finisar Corp.[1,2]	5,318,000	113,486
Topcon Corp.[3]	4,063,110	99,691
Hamamatsu Photonics KK3	3,083,200	93,318
Halma PLC[3]	8,614,967	89,216
CDW Corp.	2,060,000	76,714
Semiconductor Manufacturing International Corp.[1,3]	787,175,000	75,752
Hermes Microvision Inc.[3]	1,298,000	74,681
58.com Inc., Class A (ADR)[1]	1,128,000	59,649
National Instruments Corp.	1,819,628	58,301
eMemory Technology Inc.[2,3]	5,358,000	58,201
Coupons.com Inc.[1,2]	4,881,613	57,310
MercadoLibre, Inc.	451,000	55,256
Zebra Technologies Corp., Class A1	568,900	51,608
Playtech PLC[3]	4,189,000	48,318
Zoopla Property Group PLC[3]	17,336,200	46,474
Xoom Corp.[1,2]	3,075,805	45,184
Alcatel-Lucent[1,3]	11,726,125	44,377
QIWI PLC, Class B (ADR)	1,788,000	42,948
Inphi Corp.[1,2]	2,340,699	41,735
Dolby Laboratories, Inc., Class A	1,041,856	39,757
ASM International NV3	851,500	39,296
JUST EAT PLC[1,3]	5,940,000	38,407
Cray Inc.[1]	1,303,772	36,610
Ellie Mae, Inc.[1]	652,000	36,062
EPAM Systems, Inc.[1]	588,300	36,057
Autodesk, Inc.[1]	605,000	35,477
FireEye, Inc.[1]	894,188	35,097
RIB Software AG2,3	2,476,356	34,822
Cypress Semiconductor Corp.[1]	2,385,000	33,652
Veeco Instruments Inc.[1]	1,089,209	33,275
JDS Uniphase Corp.[1]	2,489,000	32,656
Actua Corp[1,2]	2,094,000	32,436
Hana Microelectronics PCL[3]	23,935,000	32,335
NCC Group PLC[2,3]	10,840,000	31,529
Pandora Media, Inc.[1]	1,925,000	31,204
TravelSky Technology Ltd., Class H3	25,420,000	29,248
SUNeVision Holdings Ltd.[3]	89,298,000	29,122
Nemetschek AG3	223,268	28,954
Silicon Laboratories Inc.[1]	539,992	27,415
OBIC Co., Ltd.[3]	632,500	26,878
LendingClub Corp.[1,3,5]	1,474,744	26,081
Atmel Corp.	3,077,840	25,331
Knowles Corp.[1]	1,296,091	24,976
ASM Pacific Technology Ltd.[3]	2,314,700	24,069
Cornerstone OnDemand, Inc.[1]	795,749	22,989
Criteo SA (ADR)[1]	560,000	22,120
Spectris PLC[3]	680,000	21,780
Suprema Inc.[2,3]	868,200	21,668
Trimble Navigation Ltd.[1]	840,000	21,168
SMALLCAP World Fund — Page 7 of 16

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Wix.com Ltd.[1]	1,100,000	$21,076
KLA-Tencor Corp.	340,650	19,856
CoStar Group, Inc.[1]	100,000	19,783
Gogo Inc.[1]	1,000,000	19,060
YY Inc., Class A (ADR)[1]	309,000	16,857
Good Technology Corp.[1,3,4]	3,636,364	16,655
Domino Printing Sciences PLC[3]	1,200,000	16,635
Semtech Corp.[1]	620,000	16,520
Cvent, Inc.[1]	569,500	15,969
Persistent Systems Ltd.[3]	1,335,163	15,237
Ixia[1]	1,245,000	15,102
ON Semiconductor Corp.[1]	1,230,000	14,895
Taiyo Yuden Co., Ltd.[3]	960,000	14,001
MagnaChip Semiconductor Corp.[1,2]	2,355,000	12,882
SciQuest, Inc.[1]	740,000	12,528
M/A-COM Technology Solutions Holdings, Inc.[1]	326,004	12,147
Alten SA, non-registered shares[3]	250,000	11,481
VTech Holdings Ltd.[3]	685,000	9,762
NHN Entertainment Corp.[1,3]	151,000	9,703
Ultimate Software Group, Inc.[1]	55,700	9,466
Tableau Software, Inc., Class A1	100,000	9,252
Cognex Corp.	161,202	7,994
Jay Mart PCL[3]	22,812,500	7,357
Goldpac Group Ltd.[3]	12,000,000	7,075
Tangoe, Inc.[1]	422,400	5,829
iEnergizer Ltd.[1,2,3]	7,650,500	4,313
Remark Media, Inc.[1]	108,065	464
		3,565,068
Financials 10.25%
SVB Financial Group[1]	1,305,700	165,876
Umpqua Holdings Corp.	6,904,541	118,620
Validus Holdings, Ltd.	2,813,000	118,427
Financial Engines, Inc.	2,520,930	105,450
ING Vysya Bank Ltd.[3]	7,018,649	104,885
GT Capital Holdings, Inc.[3]	3,485,200	104,101
Kotak Mahindra Bank Ltd.[3]	4,940,000	103,528
Haversham Holdings PLC[1,2,3]	42,870,000	101,749
PacWest Bancorp	1,942,149	91,067
Outfront Media Inc.	2,640,929	79,017
WHA Corp. PCL, foreign[2,3]	77,735,590	75,164
East West Bancorp, Inc.	1,855,000	75,053
HCC Insurance Holdings, Inc.	1,257,000	71,234
Onex Corp.	1,179,100	68,472
First Republic Bank	1,141,825	65,187
Shriram Transport Finance Co. Ltd.[3]	3,595,363	63,977
VZ Holding AG3	263,200	51,378
Talmer Bancorp, Inc., Class A	3,234,028	49,529
EFG International AG3	3,757,378	46,306
Altisource Residential Corp.	2,188,650	45,655
Avanza Bank Holding AB3	1,280,526	44,679
Janus Capital Group Inc.	2,543,000	43,714
Cathay General Bancorp, Inc.	1,510,000	42,959
Fibra Uno Administración, SA de CV	15,355,891	40,681
Repco Home Finance Ltd.[2,3]	3,809,357	38,963
SMALLCAP World Fund — Page 8 of 16

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Kemper Corp.	1,000,000	$38,960
Great Western Bancorp, Inc.	1,617,000	35,590
GRUH Finance Ltd.[3]	8,619,701	33,765
Genworth Mortgage Insurance Australia Ltd.[3]	12,815,157	32,107
Foxtons Group PLC[3]	9,596,590	29,211
Mercury General Corp.	500,000	28,875
Manappuram Finance Ltd.[2,3]	54,930,986	28,460
Inversiones La Construcción SA	2,334,000	27,318
Texas Capital Bancshares, Inc.[1]	557,700	27,132
Grupo Financiero Galicia SA, Class B (ADR)	1,113,000	25,766
Endurance Specialty Holdings Ltd.	400,000	24,456
Old Republic International Corp.	1,635,000	24,427
Land and Houses PCL, nonvoting depository receipt[3]	80,350,000	23,999
Kenedix, Inc.[3]	5,703,000	23,262
Chailease Holding Co. Ltd.[3]	9,317,000	23,190
Redwood Trust, Inc.	1,276,320	22,808
GRIVALIA PROPERTIES Real Estate Investments Co. SA3	2,791,674	22,778
Cerved Information Solutions SPA, non-registered shares[1,3]	3,301,037	22,002
CenterState Banks, Inc.	1,802,399	21,467
LSL Property Services PLC[3]	4,166,350	20,918
Bank of the Ozarks, Inc.	555,000	20,496
Signature Bank[1]	157,800	20,448
RenaissanceRe Holdings Ltd.	205,000	20,445
ICRA Ltd.[3]	300,000	19,209
Sino-Ocean Land Holdings Ltd.[3]	30,764,317	18,617
RE/MAX Holdings, Inc., Class A	550,000	18,265
City Union Bank Ltd.[3]	11,545,000	17,872
CRISIL Ltd.[3]	535,000	17,217
Bank of Ireland[1,3]	45,456,798	17,202
K. Wah International Holdings Ltd.[3]	34,759,947	17,152
Greenhill & Co., Inc.	420,000	16,653
Mahindra Lifespace Developers Ltd.[2,3]	2,157,380	16,240
Numis Corp. PLC[3]	4,549,282	16,033
Banca Generali SpA[3]	493,000	15,439
Tokyo Tatemono Co., Ltd.[3]	2,037,000	14,928
Macquarie Mexican REIT	8,661,000	13,588
Square 1 Financial, Inc., Class A1	435,788	11,666
Clifton Bancorp Inc.	816,606	11,522
Altisource Asset Management Corp.[1]	56,153	10,396
Tune Ins Holdings Bhd.[3]	18,416,000	9,941
Soundwill Holdings Ltd.[3]	5,690,000	9,297
Bao Viet Holdings[3]	6	—
		2,784,788
Consumer staples 5.63%
Emami Ltd.[3]	8,965,000	143,819
Emmi AG2,3	286,000	98,831
Pinnacle Foods Inc.	2,389,050	97,497
Super Group Ltd.[2,3]	89,194,000	96,796
Raia Drogasil SA, ordinary nominative	10,577,374	94,918
Puregold Price Club, Inc.[3]	94,980,900	88,206
Glanbia PLC[3]	4,737,600	87,935
Kaveri Seed Co. Ltd.[2,3]	4,130,970	64,953
Nu Skin Enterprises, Inc., Class A	944,200	56,850
Hypermarcas SA, ordinary nominative[1]	8,592,600	53,038
SMALLCAP World Fund — Page 9 of 16

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Herbalife Ltd.	1,160,500	$49,623
Stock Spirits Group PLC[2,3]	16,000,000	49,061
COSMOS Pharmaceutical Corp.[3]	242,200	37,888
LT Group, Inc.[3]	101,570,000	36,976
Sprouts Farmers Market, Inc.[1]	998,000	35,160
Diplomat Pharmacy, Inc.[1]	941,777	32,567
Emperador Inc.[3]	118,013,800	31,391
PZ Cussons PLC[3]	6,175,000	31,189
Fresh Del Monte Produce Inc.	750,000	29,183
Petra Foods Ltd.[3]	9,183,000	25,528
VST Industries Ltd.[2,3]	1,003,400	25,179
Pigeon Corp.[3]	279,000	23,488
HITEJINRO CO., LTD.[3]	1,141,679	22,814
Davide Campari-Milano SpA[3]	3,150,000	21,933
Karex Bhd.[3]	15,575,500	19,313
Lenta Ltd. (GDR)[1,3]	2,097,000	16,251
Lenta Ltd. (GDR)[1,3,5]	348,700	2,702
7-Eleven Malaysia Holdings Bhd.[3]	43,455,800	18,755
Del Monte Pacific Ltd.[3]	66,733,314	17,149
Origin Enterprises PLC[3]	1,910,000	16,771
Kernel Holding SA1,3	1,642,578	15,980
Eurocash SA3	1,762,000	15,221
CALBEE, Inc.[3]	350,000	15,215
Real Nutriceutical Group Ltd.[3]	39,400,000	11,297
Sundrug Co., Ltd.[3]	194,900	10,135
Treasury Wine Estates Ltd.[3]	2,506,860	9,744
Coca-Cola Icecek AS, Class C3	567,512	9,581
Convenience Retail Asia Ltd.[3]	12,810,000	8,096
O’Key Group SA (GDR)[3]	1,545,300	5,739
R.E.A. Holdings PLC[3]	800,000	3,784
		1,530,556
Materials 4.15%
Chr. Hansen Holding A/S3	2,617,000	120,203
James Hardie Industries PLC (CDI)[3]	9,733,929	112,552
AptarGroup, Inc.	1,266,579	80,453
PolyOne Corp.	2,049,000	76,530
Intrepid Potash, Inc.[1,2]	5,640,352	65,146
Silgan Holdings Inc.	1,011,500	58,798
OM Group, Inc.[2]	1,560,000	46,847
Yingde Gases Group Co. Ltd.[3]	46,640,000	34,785
Stillwater Mining Co.[1]	2,665,000	34,432
Lundin Mining Corp.[1]	7,410,000	29,896
United States Steel Corp.	1,123,000	27,401
Arkema SA3	345,000	27,231
Nampak Ltd.[3]	7,828,075	26,217
Stella-Jones Inc.	825,000	25,899
FUCHS PETROLUB SE3	717,294	25,828
Mayr-Melnhof Karton AG, non-registered shares[3]	240,300	24,800
CPMC Holdings Ltd.[3]	46,500,000	24,455
Huhtamäki Oyj[3]	724,000	22,517
CCL Industries Inc., Class B, non-voting	200,000	22,502
Lenzing AG3	328,000	22,068
Valspar Corp.	249,800	20,991
UPL Ltd.[3]	2,950,000	20,836
SMALLCAP World Fund — Page 10 of 16

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Sirius Minerals Plc[1,2,3]	158,537,760	$20,753
Symrise AG3	320,500	20,272
Boral Ltd.[3]	4,160,000	20,220
Mountain Province Diamonds Inc.[1]	4,964,264	18,657
Croda International PLC[3]	422,000	17,130
Synthomer PLC[3]	3,600,000	16,410
Constellium NV, Class A1	524,000	10,648
Yip’s Chemical Holdings Ltd.[3]	15,054,000	8,474
Greatview Aseptic Packaging Co. Ltd.[3]	16,320,000	8,473
Platinum Group Metals Ltd.[1]	13,475,000	7,341
ArtGo Mining Holdings Ltd.[1,3]	40,427,000	6,783
Gem Diamonds Ltd.[1,3]	3,259,910	6,641
Kenmare Resources PLC[1,3]	109,972,782	5,947
Cape Lambert Resources Ltd.[2,3]	47,330,825	2,160
Marrone Bio Innovations, Inc.[1]	450,000	1,741
Kennady Diamonds Inc.[1]	372,952	1,034
Sundance Resources Ltd.[1,3]	58,500,000	929
Hummingbird Resources PLC[1,3]	1,650,000	759
Rusoro Mining Ltd.[1]	21,437,000	677
Eastern Platinum Ltd.[1]	486,500	591
African Minerals Ltd.[1,3]	11,233,121	—
		1,126,027
Energy 3.04%
InterOil Corp.[1]	2,344,500	108,175
Diamondback Energy, Inc.[1]	1,180,950	90,744
Oasis Petroleum Inc.[1]	3,906,900	55,556
Ophir Energy PLC[1,3]	23,575,318	46,999
Peyto Exploration & Development Corp.	1,742,800	46,730
Nostrum Oil & Gas PLC[1,3]	5,023,150	41,542
Paramount Resources Ltd.[1]	1,590,500	39,180
Veresen Inc.	2,680,600	35,303
Concho Resources Inc.[1]	279,500	32,400
Keyera Corp.	476,200	31,676
Petronet LNG Ltd.[3]	10,460,000	28,666
Oil States International, Inc.[1]	707,500	28,137
Parsley Energy, Inc., Class A1	1,752,300	28,002
Synergy Resources Corp.[1]	1,777,323	21,061
SBM Offshore NV1,3	1,516,670	18,875
WorleyParsons Ltd.[3]	2,135,000	15,512
Memorial Resource Development Corp.[1]	844,713	14,985
Exillon Energy PLC[1,3]	7,684,660	14,808
Delphi Energy Corp.[1,2]	12,435,000	14,334
Tourmaline Oil Corp.[1]	410,000	12,408
Falkland Oil and Gas Ltd.[1,3]	24,225,000	10,845
Clayton Williams Energy, Inc.[1]	201,000	10,177
Genel Energy PLC[1,3]	1,304,800	9,101
Gulf Keystone Petroleum Ltd.[1,3,5]	15,715,000	8,504
C&J Energy Services, Ltd.[1]	666,000	7,413
Frank’s International NV	395,000	7,386
Amerisur Resources PLC[1,3]	16,000,000	7,112
Lekoil Ltd. (CDI)[1,2,3]	19,430,400	6,769
Gulf Marine Services PLC[3]	3,400,000	6,310
BNK Petroleum Inc.[1,2]	12,804,914	5,662
Core Laboratories NV	40,000	4,180
SMALLCAP World Fund — Page 11 of 16

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Savannah Petroleum PLC[1,2,3]	7,844,000	$3,433
KrisEnergy Ltd.[1,3]	8,407,400	3,301
San Leon Energy PLC[1,2,3]	155,300,000	2,988
Africa Oil Corp. (SEK denominated)[1,3]	823,400	1,201
Africa Oil Corp.[1]	700,067	1,017
Tethys Petroleum Ltd.[1]	12,161,000	1,248
Tethys Petroleum Ltd. (GBP denominated)[1,3]	4,647,487	439
Borders & Southern Petroleum PLC[1,3]	20,265,000	1,686
Cairn Energy PLC[1,3]	723,600	1,676
Range Resources Ltd.[1,3]	100,000,000	949
African Petroleum Corp. Ltd.[1,3]	14,458,909	610
Esrey Energy Ltd.[1]	650,000	49
		827,149
Utilities 1.45%
ENN Energy Holdings Ltd.[3]	20,923,000	128,274
CESC Ltd.[3]	6,615,832	63,815
Manila Water Co., Inc.[3]	81,300,900	49,230
Ratchaburi Electricity Generating Holding PCL[3]	10,079,800	18,968
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts[3]	7,945,000	14,951
Infraestructura Energética Nova, SAB de CV	5,297,600	28,910
Huadian Fuxin Energy Corp. Ltd., Class H3	40,770,000	19,937
NRG Yield, Inc., Class A	335,523	17,021
Greenko Group PLC[1,2,3]	9,748,155	15,042
Energy World Corp. Ltd.[1,3]	47,700,000	13,914
CT Environmental Group Ltd.[3]	11,988,000	12,912
Mytrah Energy Ltd.[1,2,3]	10,418,000	10,122
		393,096
Telecommunication services 1.25%
HKBN Ltd.[1,2,3]	59,297,000	73,733
Iridium Communications Inc.[1,2]	4,889,615	47,478
Orange Polska SA3	16,935,000	42,533
Cogent Communications Holdings, Inc.	1,135,000	40,099
Reliance Communications Ltd.[1,3]	28,138,000	26,634
Total Access Communication PCL[3]	9,964,000	25,094
Telephone and Data Systems, Inc.	850,637	21,181
RingCentral, Inc., Class A1	1,135,000	17,399
Globe Telecom, Inc.[3]	365,000	16,405
United States Cellular Corp.[1]	375,900	13,427
Hutchison Telecommunications Hong Kong Holdings Ltd.[3]	28,662,000	13,276
NewSat Ltd.[1,3]	26,555,563	2,326
Let’s GOWEX, SA, non-registered shares[1,3]	106,245	—
		339,585
Miscellaneous 4.95%
Other common stocks in initial period of acquisition		1,343,517
Total common stocks (cost: $18,262,925,000)		25,682,433
Preferred securities 0.01% Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	194,670,000	2,488
SMALLCAP World Fund — Page 12 of 16

unaudited
Preferred securities Consumer staples 0.00%	Shares	Value (000)
R.E.A. Holdings PLC 9.00%	96,000	$176
Total preferred securities (cost: $1,515,000)		2,664
Rights & warrants 0.05% Information technology 0.04%
Foursquare Labs, Inc., warrants, expire 2033[1,3,4]	1,163,990	11,820
Financials 0.01%
WHA Corp. PCL, warrants, expire 2020[1,2]	6,909,830	1,656
Materials 0.00%
Sirius Minerals Plc, warrants, expire 2015[1,2,3]	40,000,000	89
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		1,281
Total rights & warrants (cost: $927,000)		14,846
Convertible stocks 0.52% Information technology 0.26%
Domo, Inc., Series D-2, convertible preferred[2,3,4]	2,965,036	25,000
DocuSign, Inc., Series E, convertible preferred[3,4]	1,236,304	22,216
DocuSign, Inc., Series B, convertible preferred[3,4]	66,593	1,197
DocuSign, Inc., Series D, convertible preferred[3,4]	47,810	859
DocuSign, Inc., Series B1, convertible preferred[3,4]	19,947	359
Foursquare Labs, Inc., Series D, convertible preferred[3,4]	1,551,988	20,000
		69,631
Health care 0.23%
Proteus Digital Health, Inc., Series G, convertible preferred[3,4]	3,044,139	40,000
Adaptimmune Therapeutics Ltd., Series A, convertible preferred[2,3,4]	16,938,900	9,951
Stem CentRx, Inc., Series F-1, convertible preferred[3,4]	332,000	7,853
Natera, Inc., Series F, convertible preferred[3,4]	638,569	5,000
		62,804
Telecommunication services 0.03%
Iridium Communications Inc., Series A, convertible preferred[2,5]	60,000	7,486
Total convertible stocks (cost: $127,587,000)		139,921
Bonds, notes & other debt instruments 0.16% U.S. Treasury bonds & notes 0.12% U.S. Treasury 0.12%	Principal amount (000)
U.S. Treasury 0.25% 2015	$19,700	19,706
U.S. Treasury 0.25% 2015	12,907	12,914
Total U.S. Treasury bonds & notes		32,620
SMALLCAP World Fund — Page 13 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 0.04% Telecommunication services 0.03%	Principal amount (000)	Value (000)
NII Capital Corp. 10.00% 2016[6]	$12,125	$5,941
NII Capital Corp. 8.875% 2019[6]	1,025	492
NII Capital Corp. 7.625% 2021[6]	4,000	1,260
		7,693
Consumer discretionary 0.01%
Central European Media Enterprises Ltd., First Lien, 15.00% 2017[7]	3,892	3,935
Total corporate bonds & notes		11,628
Total bonds, notes & other debt instruments (cost: $43,179,000)		44,248
Short-term securities 5.36%
AstraZeneca PLC 0.11% due 6/3/2015[5]	24,400	24,393
Australia & New Zealand Banking Group, Ltd. 0.16% due 4/27/2015[5]	25,000	24,998
Bank of Nova Scotia 0.16% due 5/13/2015[5]	49,600	49,596
Chariot Funding, LLC 0.22% due 4/23/2015[5]	31,600	31,597
Fannie Mae 0.12%–0.20% due 4/1/2015–12/14/2015	78,100	78,022
Federal Farm Credit Banks 0.11% due 4/13/2015	40,000	40,000
Federal Home Loan Bank 0.06%–0.19% due 4/24/2015–11/16/2015	325,600	325,442
Freddie Mac 0.10%–0.17% due 6/16/2015–12/1/2015	227,400	227,339
General Electric Co. 0.08% due 4/1/2015	1,850	1,850
KfW 0.14%–0.15% due 4/23/2015–4/27/2015[5]	71,700	71,698
Mitsubishi UFJ Trust and Banking Corp. 0.24%–0.25% due 5/6/2015–6/3/2015[5]	78,700	78,680
Novartis Finance Corp. 0.10% due 4/7/2015[5]	50,000	49,999
Old Line Funding, LLC 0.17%–0.21% due 4/8/2015–4/27/2015[5]	35,800	35,798
Procter & Gamble Co. 0.10% due 6/19/2015[5]	35,000	34,992
Province of Ontario 0.12% due 4/30/2015	62,700	62,694
Reckitt Benckiser Treasury Services PLC 0.25% due 7/23/2015[5]	25,800	25,780
Sumitomo Mitsui Banking Corp. 0.24%–0.25% due 5/11/2015–5/27/2015[5]	62,900	62,884
Svenska Handelsbanken Inc. 0.20% due 4/13/2015[5]	15,600	15,599
Thunder Bay Funding, LLC 0.27% due 7/20/2015[5]	50,000	49,959
Toronto-Dominion Holdings USA Inc. 0.15%–0.27% due 5/26/2015–9/2/2015[5]	80,000	79,955
Toyota Motor Credit Corp. 0.15% due 5/14/2015	33,900	33,896
Victory Receivables Corp. 0.18% due 5/20/2015[5]	50,000	49,986
Total short-term securities (cost: $1,455,085,000)		1,455,157
Total investment securities 100.66% (cost: $19,891,218,000)		27,339,269
Other assets less liabilities (0.66)%		(178,752)
Net assets 100.00%		$27,160,517
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
SMALLCAP World Fund — Page 14 of 16

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $163,506,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/23/2015	Barclays Bank PLC	$2,206	A$2,900	$1
Australian dollars	5/1/2015	HSBC Bank	$26,286	A$33,400	895
Australian dollars	5/28/2015	UBS AG	$3,037	A$4,000	1
British pounds	4/20/2015	Citibank	$6,028	£4,000	95
British pounds	4/22/2015	HSBC Bank	$2,010	£1,360	(7)
British pounds	4/22/2015	HSBC Bank	$2,948	£2,000	(18)
British pounds	4/23/2015	HSBC Bank	$6,321	£4,290	(42)
British pounds	5/11/2015	Barclays Bank PLC	$31,237	£21,063	1
Canadian dollars	4/9/2015	UBS AG	$28,632	C$34,000	1,790
Canadian dollars	4/13/2015	Bank of America, N.A.	$2,836	C$3,370	175
Euros	4/15/2015	HSBC Bank	$8,503	€7,726	194
Euros	4/20/2015	Citibank	$9,859	€9,200	(36)
Euros	4/22/2015	HSBC Bank	$3,941	€3,750	(93)
Japanese yen	4/9/2015	UBS AG	$6,460	¥768,000	56
Japanese yen	4/9/2015	HSBC Bank	$9,990	¥1,200,000	(17)
Japanese yen	4/14/2015	UBS AG	$9,204	¥1,117,300	(114)
Japanese yen	4/16/2015	Bank of America, N.A.	$5,977	¥725,000	(70)
Japanese yen	4/20/2015	Citibank	$3,004	¥364,000	(31)
Japanese yen	4/23/2015	JPMorgan Chase	$9,313	¥1,125,000	(70)
Japanese yen	4/27/2015	Bank of America, N.A.	$49,603	¥5,940,000	55
Japanese yen	4/27/2015	UBS AG	$7,307	¥875,000	8
Japanese yen	5/19/2015	Bank of New York Mellon	$5,243	¥625,000	28
					$2,801
SMALLCAP World Fund — Page 15 of 16

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $11,457,583,000, which represented 42.18% of the net assets of the fund. This amount includes $11,139,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $846,958,000, which represented 3.12% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$40,000.15%
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	20,000.07
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	11,820.04
Kite Pharma, Inc.	4/24/2014-6/24/2014	7,366	27,770.10
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	25,000.09
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	22,216.08
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,197.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	859.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	359.00
Good Technology Corp.	8/27/2012	20,000	16,655.06
Adaptimmune Therapeutics Ltd., Series A, convertible preferred	2/23/2015	10,000	9,951.04
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	4,007	7,853.03
Natera, Inc., Series F, convertible preferred	11/24/2014	5,000	5,000.02
Total private placement securities		$149,374	$188,680.70%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD/C$ = Canadian dollars
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0515O-S42177	SMALLCAP World Fund — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the SMALLCAP World Fund, Inc.’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the SMALLCAP World Fund, Inc.’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

/s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2015